Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

We and certain of our subsidiaries are subject to numerous contingencies arising in the ordinary course of business. For a discussion of our tax contingencies, see Notes to Consolidated Financial Statements––Note 5D. Tax Matters: Tax Contingencies.

A. Legal Proceedings

Our non-tax contingencies include, among others, the following:

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Patent litigation, which typically involves challenges to the coverage and/or validity of our patents on various products, processes or dosage forms. We are the plaintiff in the vast majority of these actions. An adverse outcome in actions in which we are the plaintiff could result in a loss of patent protection for the drug at issue, a significant loss of revenues from that drug and impairments of any associated assets.

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Product liability and other product-related litigation, which can include personal injury, consumer, off-label promotion, securities-law, antitrust and breach of contract claims, among others, often involves highly complex issues relating to medical causation, label warnings and reliance on those warnings, scientific evidence and findings, actual, provable injury and other matters.

•	Commercial and other matters, which can include merger-related and product-pricing claims and environmental claims and proceedings, can involve complexities that will vary from matter to matter.

•	Government investigations, which often are related to the extensive regulation of pharmaceutical companies by national, state and local government agencies in the U.S. and in other countries.

Certain of these contingencies could result in losses, including damages, fines and/or civil penalties, and/or criminal charges, which could be substantial.

We believe that our claims and defenses in these matters are substantial, but litigation is inherently unpredictable and excessive verdicts do occur. We do not believe that any of these matters will have a material adverse effect on our financial position. However, we could incur judgments, enter into settlements or revise our expectations regarding the outcome of certain matters, and such developments could have a material adverse effect on our results of operations in the period in which the amounts are accrued and/or our cash flows in the period in which the amounts are paid.

We have accrued for losses that are both probable and reasonably estimable. Substantially all of our contingencies are subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss can be complex. Consequently, we are unable to estimate the range of reasonably possible loss in excess of amounts accrued. Our assessments are based on estimates and assumptions that have been deemed reasonable by management, but the assessment process relies heavily on estimates and assumptions that may prove to be incomplete or inaccurate, and unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions.

Amounts recorded for legal and environmental contingencies can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions.

The principal pending matters to which we are a party are discussed below. In determining whether a pending matter is a principal matter, we consider both quantitative and qualitative factors in order to assess materiality, such as, among other things, the amount of damages and the nature of any other relief sought in the proceeding, if such damages and other relief are specified; our view of the merits of the claims and of the strength of our defenses; whether the action purports to be a class action and our view of the likelihood that a class will be certified by the court; the jurisdiction in which the proceeding is pending; any experience that we or, to our knowledge, other companies have had in similar proceedings; whether disclosure of the action would be important to a reader of our financial statements, including whether disclosure might change a reader’s judgment about our financial statements in light of all of the information about the Company that is available to the reader; the potential impact of the proceeding on our reputation; and the extent of public interest in the matter. In addition, with respect to patent matters, we consider, among other things, the financial significance of the product protected by the patent. As a result of considering qualitative factors in our determination of principal matters, there are some matters discussed below with respect to which management believes that the likelihood of possible loss in excess of amounts accrued is remote.

A1. Legal Proceedings––Patent Litigation

Like other pharmaceutical companies, we are involved in numerous suits relating to our patents, including but not limited to those discussed below. Most of the suits involve claims by generic drug manufacturers that patents covering our products, processes or dosage forms are invalid and/or do not cover the product of the generic manufacturer. Also, counterclaims, as well as various independent actions, have been filed claiming that our assertions of, or attempts to enforce, our patent rights with respect to certain products constitute unfair competition and/or violations of antitrust laws. In addition to the challenges to the U.S. patents on a number of our products that are discussed below, we note that the patent rights to certain of our products are being challenged in various other countries.

Viagra (sildenafil)
We and Teva Pharmaceuticals USA, Inc. (Teva USA) entered into an agreement to settle our patent-infringement action against Teva USA with respect to the Viagra use patent, which expires in 2020 (including the 6-month pediatric exclusivity period resulting from the Company’s conduct of clinical studies to evaluate Revatio in the treatment of pediatric patients with pulmonary arterial hypertension; Viagra and Revatio have the same active ingredient, sildenafil). The settlement became effective upon the satisfaction of certain conditions, including court approval, in December 2013. As a result of the settlement, Teva USA will be allowed to launch a generic version of Viagra in the U.S. in December 2017, or earlier under certain circumstances. Teva USA will pay a royalty to us for a license to produce its generic version of Viagra.
In October 2010, we filed a patent-infringement action with respect to Viagra in the U.S. District Court for the Southern District of New York against Apotex Inc. and Apotex Corp., Mylan Pharmaceuticals Inc. and Mylan Inc., Actavis, Inc. and Amneal Pharmaceuticals LLC. These generic manufacturers have filed abbreviated new drug applications with the FDA seeking approval to market their generic versions of Viagra. They assert the invalidity and non-infringement of the Viagra use patent.

In May and June 2011, respectively, Watson Laboratories Inc. (Watson) and Hetero Labs Limited (Hetero) notified us that they had filed abbreviated new drug applications with the FDA seeking approval to market their generic versions of Viagra. Each asserts the invalidity and non-infringement of the Viagra use patent. In June and July 2011, respectively, we filed actions against Watson and Hetero in the U.S. District Court for the Southern District of New York asserting the validity and infringement of the use patent.

Sutent (sunitinib malate)
In May 2010, Mylan Pharmaceuticals Inc. notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Sutent and challenging on various grounds the Sutent basic patent, which expires in 2021, and two other patents, which expire in 2020 and 2021. In June 2010, we filed suit against Mylan Pharmaceuticals Inc. in the U.S. District Court for the District of Delaware asserting the infringement of those three patents.

Lyrica (pregabalin)
Beginning in March 2009, several generic manufacturers notified us that they had filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Lyrica capsules and, in the case of one generic manufacturer, Lyrica oral solution. Each of the generic manufacturers is challenging one or more of three patents for Lyrica: the basic patent, which expires in 2018, and two other patents, one of which expired in October 2013 and the other of which expires in 2018. Each of the generic manufacturers asserts the invalidity and/or the non-infringement of the patents subject to challenge. Beginning in April 2009, we filed actions against these generic manufacturers in the U.S. District Court for the District of Delaware asserting the infringement and validity of our patents for Lyrica. All of these cases were consolidated in the District of Delaware. In July 2012, the court held that all three patents are valid and infringed. In August 2012, the generic manufacturers appealed the decision to the U.S. Court of Appeals for the Federal Circuit. In February 2014, the Federal Circuit affirmed the decision of the District Court with respect to the validity and enforcement of one claim of the basic patent and determined, on the ground of mootness, that it did not have to render a decision on any other issues raised on appeal, including with respect to the other patent that expires in 2018. As a result, the generic manufacturers cannot obtain FDA approval for their generic versions of Lyrica or market those products in the U.S. prior to the expiration of the basic patent in 2018, subject to the possible filing by any of the generic manufacturers of a motion requesting a rehearing by the Federal Circuit or a petition for certiorari requesting a review by the U.S. Supreme Court.

Apotex Inc. notified us, in May and June 2011, respectively, that it had filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Lyrica oral solution and Lyrica capsules. Apotex Inc. asserts the invalidity and non-infringement of the basic patent, as well as the seizure patent that expired in October 2013. In July 2011, we filed an action against Apotex Inc. in the U.S. District Court for the District of Delaware asserting the validity and infringement of the challenged patents in connection with both of the abbreviated new drug applications.

In November 2010, Novel Laboratories, Inc. (Novel) notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Lyrica oral solution and asserting the invalidity and/or non-infringement of our three patents for Lyrica referred to above in the first paragraph of this section. In January 2011, we filed an action against Novel in the U.S. District Court for the District of Delaware asserting the validity and infringement of all three patents.

In October 2011, Alembic Pharmaceuticals Limited (Alembic) notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Lyrica capsules and asserting the invalidity of the basic patent. In addition, in December 2012, Wockhardt Limited (Wockhardt) notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Lyrica oral solution and asserting the invalidity and non-infringement of the basic patent. In December 2011 and January 2013, we filed actions against Alembic and Wockhardt, respectively, in the U.S. District Court for the District of Delaware asserting the validity and infringement of the basic patent.

Each of Novel, Alembic and Wockhardt has agreed to a stay of the respective actions described above and to be bound by any final judgment of infringement and validity of the patents at issue in the consolidated action discussed above in the first paragraph of this section.

EpiPen
King Pharmaceuticals, Inc. (King), which we acquired in 2011 and is a wholly owned subsidiary, brought a patent-infringement action against Sandoz, Inc., a division of Novartis AG (Sandoz), in the U.S. District Court for the District of New Jersey in July 2010 as the result of its abbreviated new drug application with the FDA seeking approval to market an epinephrine injectable product. Sandoz is challenging patents, which expire in 2025, covering the next-generation autoinjector for use with epinephrine that is sold under the EpiPen brand name.

Embeda (morphine sulfate/naltrexone hydrochloride extended-release capsules)
In August 2011, Watson Laboratories Inc. - Florida (Watson Florida) notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Embeda extended-release capsules. Watson Florida asserts the invalidity and non-infringement of three formulation patents that expire in 2027. In October 2011, we filed an action against Watson Florida in the U.S. District Court for the District of Delaware asserting the infringement of, and defending against the allegations of the invalidity of, the three formulation patents.

Torisel (temsirolimus)
In December 2011, we brought a patent-infringement action in the U.S. District Court for the District of Delaware against Sandoz as a result of its abbreviated new drug application with the FDA seeking approval to market a generic version of Torisel before the expiration of the basic patent in 2014. In May 2012, we brought an action in the same court against Sandoz for infringement of a formulation patent that expires in 2026. In September 2012, our actions against Sandoz were consolidated in the District of Delaware. In December 2013, this action was settled on terms that are not material to Pfizer.

Pristiq (desvenlafaxine)
Beginning in May 2012, several generic manufacturers notified us that they had filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Pristiq. Each of the generic manufacturers asserts the invalidity, unenforceability and/or non-infringement of two patents for Pristiq that expire in 2022 and in 2027. Beginning in June 2012, we filed actions against these generic manufacturers in the U.S. District Court for the District of Delaware asserting the validity, enforceability and infringement of those patents. All of these actions have been consolidated in the District of Delaware.

Zyvox (linezolid)
In February 2013, Apotex Inc. and Apotex Corp. notified us that they had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Zyvox. They asserted invalidity of the basic Zyvox patent, which (including the six-month pediatric exclusivity period) expires in 2015. In March 2013, we filed an action against Apotex Inc. and Apotex Corp. in the U.S. District Court for the Northern District of Illinois for infringement of the basic patent. In December 2013, this action was settled on terms that are not material to Pfizer.

Celebrex (celecoxib)
In March 2013, the U.S. Patent and Trademark Office granted us a reissue patent covering methods of treating osteoarthritis and other approved conditions with celecoxib, the active ingredient in Celebrex. The reissue patent, including the six-month pediatric exclusivity period, expires in December 2015. On the date that the reissue patent was granted, we filed suit in the U.S. District Court for the Eastern District of Virginia, asserting the infringement of the reissue patent, against Teva USA, Mylan Pharmaceuticals Inc., Watson, Lupin Pharmaceuticals USA, Inc., Apotex Corp. and Apotex Inc. Each of those generic companies had previously filed an abbreviated new drug application with the FDA seeking approval to market a generic version of celecoxib beginning in May 2014, upon the expiration of the basic patent (including the six-month pediatric exclusivity period) for celecoxib.

Toviaz (fesoterodine)
We have an exclusive, worldwide license to market Toviaz from UCB Pharma GmbH, which owns the patents relating to Toviaz.

Beginning in May 2013, several generic manufacturers notified us that they had filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Toviaz and asserting the invalidity, unenforceability and/or non-infringement of all of our patents for Toviaz that are listed in the Orange Book. Beginning in June 2013, we filed actions against all of those generic manufacturers in the U.S. District Court for the District of Delaware asserting the infringement of five of our patents for Toviaz: three composition-of-matter patents and a method-of-use patent that expire in 2019, and a patent covering salts of fesoterodine that expires in 2022.

Tygacil (tigecycline)
In September 2013, Apotex Inc. notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Tygacil. Apotex Inc. asserts the non-infringement of a polymorph patent for Tygacil that expires in 2030, but has not challenged the basic patent, which expires in 2016. In September 2013, we filed suit against Apotex Inc. in the U.S. District Court for the District of Delaware asserting the infringement of the polymorph patent.

Lipitor (atorvastatin)
In an action initially brought against us by a generic company, the Beijing High Court upheld the validity of our patent in China covering the crystalline form of atorvastatin in Lipitor. The crystalline patent expires in July 2016 and is the only patent covering Lipitor in China. In January 2014, the China Supreme People’s Court (SPC) notified us that it will conduct a retrial regarding certain issues related to the validity of the crystalline patent. If there were an adverse decision by the SPC, we would expect additional generic competition for Lipitor in China, and the price for Lipitor in China may be subject to a government-imposed price reduction larger than might otherwise occur.

A2. Legal Proceedings––Product Litigation

Like other pharmaceutical companies, we are defendants in numerous cases, including but not limited to those discussed below, related to our pharmaceutical and other products. Plaintiffs in these cases seek damages and other relief on various grounds for alleged personal injury and economic loss.

Asbestos
Between 1967 and 1982, Warner-Lambert owned American Optical Corporation, which manufactured and sold respiratory protective devices and asbestos safety clothing. In connection with the sale of American Optical in 1982, Warner-Lambert agreed to indemnify the purchaser for certain liabilities, including certain asbestos-related and other claims. As of December 31, 2013, approximately 66,000 claims naming American Optical and numerous other defendants were pending in various federal and state courts seeking damages for alleged personal injury from exposure to asbestos and other allegedly hazardous materials. Warner-Lambert is actively engaged in the defense of, and will continue to explore various means to resolve, these claims.

Warner-Lambert and American Optical brought suit in state court in New Jersey against the insurance carriers that provided coverage for the asbestos and other allegedly hazardous materials claims related to American Optical. A majority of the carriers subsequently agreed to pay for a portion of the costs of defending and resolving those claims. The litigation continued against the carriers who disputed coverage or how costs should be allocated to their policies, and the court held that Warner-Lambert and American Optical are entitled to payment from each of those carriers of a proportionate share of the costs associated with those claims. In the fourth quarter of 2013: (i) Warner-Lambert and American Optical entered into settlement agreements with all of those remaining carriers pursuant to which the carriers agreed to pay a portion of the past costs and to provide coverage for a portion of the future costs of defending and resolving the aforementioned claims against American Optical; and (ii) Warner-Lambert’s and American Optical’s action against the insurance carriers was dismissed.

Numerous lawsuits are pending against Pfizer in various federal and state courts seeking damages for alleged personal injury from exposure to products containing asbestos and other allegedly hazardous materials sold by Gibsonburg Lime Products Company (Gibsonburg). Gibsonburg was acquired by Pfizer in the 1960s and sold products containing small amounts of asbestos until the early 1970s.

There also are a small number of lawsuits pending in various federal and state courts seeking damages for alleged exposure to asbestos in facilities owned or formerly owned by Pfizer or its subsidiaries.

Celebrex and Bextra
Beginning in late 2004, several purported class actions were filed in federal and state courts alleging that Pfizer and certain current and former officers of Pfizer violated federal securities laws by misrepresenting the safety of Celebrex and Bextra. In June 2005, the federal actions were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Pfizer Inc. Securities, Derivative and "ERISA" Litigation MDL-1688) in the U.S. District Court for the Southern District of New York. In March 2012, the court in the Multi-District Litigation certified a class consisting of all persons who purchased or acquired Pfizer stock between October 31, 2000 and October 19, 2005.

Various Drugs: Off-Label Promotion Action
In May 2010, a purported class action was filed in the U.S. District Court for the Southern District of New York against Pfizer and several of our current and former officers. The complaint alleges that the defendants violated federal securities laws by making or causing Pfizer to make false statements, and by failing to disclose or causing Pfizer to fail to disclose material information, concerning the alleged off-label promotion of certain pharmaceutical products, alleged payments to physicians to promote the sale of those products and government investigations related thereto. Plaintiffs seek damages in an unspecified amount. In March 2012, the court certified a class consisting of all persons who purchased Pfizer common stock in the U.S. or on U.S. stock exchanges between January 19, 2006 and January 23, 2009 and were damaged as a result of the decline in the price of Pfizer common stock allegedly attributable to the claimed violations.

Various Drugs: Foreign Corrupt Practices Act Compliance
In February 2013, a shareholder derivative action was filed in the Supreme Court of the State of New York, County of New York, against certain current and former officers and directors of Pfizer. Pfizer is named as a nominal defendant. The complaint alleges that the individual defendants breached their fiduciary duties to the Company as the result of, among other things, inadequate oversight of compliance by Pfizer subsidiaries in various countries outside the U.S. with the U.S. Foreign Corrupt Practices Act. The plaintiff seeks damages in unspecified amounts and other unspecified relief on behalf of Pfizer.

Effexor

•	Personal Injury Actions
A number of individual lawsuits and multi-plaintiff lawsuits have been filed against us and/or our subsidiaries in various federal and state courts alleging personal injury as a result of the purported ingestion of Effexor. Among other types of actions, the Effexor personal injury litigation includes actions alleging a variety of birth defects as a result of the purported ingestion of Effexor by women during pregnancy. Plaintiffs in these birth-defect actions seek compensatory and punitive damages. In August 2013, the federal birth-defect cases were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Effexor (Venlafaxine Hydrochloride) Products Liability Litigation MDL-2458) in the U.S. District Court for the Eastern District of Pennsylvania.

•	Antitrust Actions
Beginning in May 2011, actions, including purported class actions, were filed in various federal courts against Wyeth and, in certain of the actions, affiliates of Wyeth and certain other defendants relating to Effexor XR, which is the extended-release formulation of Effexor. The plaintiffs in each of the class actions seek to represent a class consisting of all persons in the U.S. and its territories who directly purchased, indirectly purchased or reimbursed patients for the purchase of Effexor XR or generic Effexor XR from any of the defendants from June 14, 2008 until the time the defendants’ allegedly unlawful conduct ceased. The plaintiffs in all of the actions allege delay in the launch of generic Effexor XR in the U.S. and its territories, in violation of federal antitrust laws and, in certain of the actions, the antitrust, consumer protection and various other laws of certain states, as the result of Wyeth fraudulently obtaining and improperly listing certain patents for Effexor XR, enforcing certain patents for Effexor XR, and entering into a litigation settlement agreement with a generic manufacturer with respect to Effexor XR. Each of the plaintiffs seeks treble damages (for itself in the individual actions or on behalf of the putative class in the purported class actions) for alleged price overcharges for Effexor XR or generic Effexor XR in the U.S. and its territories since June 14, 2008. All of these actions have been consolidated in the U.S. District Court for the District of New Jersey.

Zoloft
A number of individual lawsuits and multi-plaintiff lawsuits have been filed against us and/or our subsidiaries in various federal and state courts alleging personal injury as a result of the purported ingestion of Zoloft. Among other types of actions, the Zoloft personal injury litigation includes actions alleging a variety of birth defects as a result of the purported ingestion of Zoloft by women during pregnancy. Plaintiffs in these birth-defect actions seek compensatory and punitive damages and the disgorgement of profits resulting from the sale of Zoloft. In April 2012, the federal birth-defect cases were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Zoloft Products Liability Litigation MDL-2342) in the U.S. District Court for the Eastern District of Pennsylvania.

Neurontin

•	Off-Label Promotion Actions
A number of lawsuits, including purported class actions, have been filed against us in various federal and state courts alleging claims arising from the promotion and sale of Neurontin. The plaintiffs in the purported class actions seek to represent nationwide and certain statewide classes consisting of persons, including individuals, health insurers, employee benefit plans and other third-party payers, who purchased or reimbursed patients for the purchase of Neurontin that allegedly was used for indications other than those included in the product labeling approved by the FDA. In 2004, many of the suits pending in federal courts, including individual actions as well as purported class actions, were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Neurontin Marketing, Sales Practices and Product Liability Litigation MDL-1629) in the U.S. District Court for the District of Massachusetts.

In the Multi-District Litigation, the District Court (i) denied the plaintiffs’ motion for certification of a nationwide class of all individual consumers and third-party payers who allegedly purchased or reimbursed patients for the purchase of Neurontin for off-label uses from 1994 through 2004, and (ii) dismissed an individual action by a third-party payer, Aetna, as well as actions by certain proposed class representatives for third-party payers and for individual consumers. In April 2013, the U.S. Court of Appeals for the First Circuit reversed the decisions of the District Court dismissing the individual action by Aetna as well as the action by the third-party payer proposed class representatives. The First Circuit remanded those actions to the District Court for further consideration, including reconsideration of class certification in the third-party payer action. In addition, a number of individual actions by other third-party payers remain pending in the Multi-District Litigation and in other courts.

In January 2011, the U.S. District Court for the District of Massachusetts entered an order trebling a jury verdict against us in an individual action by a third-party payer, the Kaiser Foundation Health Plan Inc., seeking damages for the alleged off-label promotion of Neurontin in violation of the federal Racketeer Influenced and Corrupt Organizations (RICO) Act. The verdict was for approximately $47.4 million, which was subject to automatic trebling to $142.1 million under the RICO Act. In November 2010, the court had entered a separate verdict against us in the amount of $65.4 million, together with prejudgment interest, under California’s Unfair Trade Practices law relating to the same alleged conduct, which amount is included within and is not additional to the $142.1 million trebled amount of the jury verdict. In April 2013, the U.S. Court of Appeals for the First Circuit affirmed the District Court's decisions.

In December 2013, the U.S. Supreme Court denied our petition for certiorari seeking review of the First Circuit's decisions, described above, reversing the dismissals of the individual action by Aetna and the third-party payer purported class action and affirming the verdict against us in the individual action by Kaiser. As a result, the verdict against us in the individual action by Kaiser is final, and the third-party payer purported class action remains pending in the District Court. In December 2013, we settled the individual action by Aetna for an amount that is not material to Pfizer.

Plaintiffs are seeking certification of statewide classes of Neurontin purchasers in actions pending in California and Illinois that allege off-label promotion of Neurontin. State courts in New York, Pennsylvania, Missouri and New Mexico have declined to certify statewide classes of Neurontin purchasers.

•	Personal Injury Actions
A number of individual lawsuits have been filed against us in various federal and state courts alleging suicide, attempted suicide and other personal injuries as a result of the purported ingestion of Neurontin. Certain of the federal actions have been transferred for consolidated pre-trial proceedings to the same Multi-District Litigation referred to in the first paragraph of the “Neurontin––Off-Label Promotion Actions” section above.

•	Antitrust Action
In January 2011, in a Multi-District Litigation (In re Neurontin Antitrust Litigation MDL-1479) that consolidates four actions, the U.S. District Court for the District of New Jersey certified a nationwide class consisting of wholesalers and other entities who purchased Neurontin directly from Pfizer and Warner-Lambert during the period from December 11, 2002 to August 31, 2008 and who also purchased generic gabapentin after it became available. The complaints allege that Pfizer and Warner-Lambert engaged in anticompetitive conduct in violation of the Sherman Act that included, among other things, submitting patents for listing in the Orange Book and prosecuting and enforcing certain patents relating to Neurontin, as well as engaging in off-label marketing of Neurontin. Plaintiffs seek compensatory damages on behalf of the class, which may be subject to trebling.

Lipitor

•	Whistleblower Action
In 2004, a former employee filed a “whistleblower” action against us in the U.S. District Court for the Eastern District of New York. The complaint remained under seal until September 2007, at which time the U.S. Attorney for the Eastern District of New York declined to intervene in the case. We were served with the complaint in December 2007. Plaintiff alleges off-label promotion of Lipitor in violation of the Federal Civil False Claims Act and the false claims acts of certain states, and he seeks treble damages and civil penalties on behalf of the federal government and the specified states as the result of their purchase, or reimbursement of patients for the purchase, of Lipitor allegedly for such off-label uses. Plaintiff also seeks compensation as a whistleblower under those federal and state statutes. In addition, plaintiff alleges that he was wrongfully terminated, in violation of the anti-retaliation provisions of applicable federal and New York law, and he seeks damages and the reinstatement of his employment. In 2009, the District Court dismissed without prejudice the off-label promotion claims and, in 2010, plaintiff filed an amended complaint containing off-label promotion allegations that are substantially similar to the allegations in the original complaint. In November 2012, the District Court dismissed the amended complaint. In December 2012, the plaintiff appealed the District Court's decision to the U.S. Court of Appeals for the Second Circuit.

•	Antitrust Actions
Beginning in November 2011, purported class actions relating to Lipitor were filed in various federal courts against Pfizer, certain affiliates of Pfizer, and, in most of the actions, Ranbaxy, among others. The plaintiffs in these various actions seek to represent nationwide, multi-state or statewide classes consisting of persons or entities who directly purchased, indirectly purchased or reimbursed patients for the purchase of Lipitor (or, in certain of the actions, generic Lipitor) from any of the defendants from March 2010 until the cessation of the defendants’ allegedly unlawful conduct (the Class Period). The plaintiffs allege delay in the launch of generic Lipitor, in violation of federal antitrust laws and/or state antitrust, consumer protection and various other laws, resulting from (i) the 2008 agreement pursuant to which Pfizer and Ranbaxy settled certain patent litigation involving Lipitor, and Pfizer granted Ranbaxy a license to sell a generic version of Lipitor in various markets beginning on varying dates, and (ii) in certain of the actions, the procurement and/or enforcement of certain patents for Lipitor. Each of the actions seeks, among other things, treble damages on behalf of the putative class for alleged price overcharges for Lipitor (or, in certain of the actions, generic Lipitor) during the Class Period. In addition, individual actions have been filed against Pfizer, Ranbaxy and certain of their affiliates, among others, that assert claims and seek relief for the plaintiffs that are substantially similar to the claims asserted and the relief sought in the purported class actions described above. These various actions have been consolidated for pre-trial proceedings in a Multi-District Litigation (In re Lipitor Antitrust Litigation MDL-2332) in the U.S. District Court for the District of New Jersey.

In November 2012, the defendants moved to dismiss all of the foregoing actions. In September 2013, the court dismissed the claims by direct purchasers that relate to the procurement and/or enforcement of certain patents for Lipitor. In addition, the court limited the timeframe for which direct purchasers may pursue their remaining damage claims to the period from June 2011 to November 2011. In October 2013, all of the direct and indirect purchaser plaintiffs, except for certain individual plaintiffs, filed amended complaints. In November 2013, the defendants filed motions to dismiss the amended complaints.

Also, in January 2013, the State of West Virginia filed an action in West Virginia state court against Pfizer and Ranbaxy, among others, that asserts claims and seeks relief on behalf of the State of West Virginia and residents of that state that are substantially similar to the claims asserted and the relief sought in the purported class actions described above.

•	Personal Injury Actions
A number of individual and multi-plaintiff lawsuits have been filed against us in various federal and state courts alleging that the plaintiffs developed type 2 diabetes as the result of the purported ingestion of Lipitor. Plaintiffs seek compensatory and punitive damages. In February 2014, the federal actions were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Lipitor (Atorvastatin Calcium) Marketing, Sales Practices and Products Liability Litigation (No. II) MDL-2502) in the U.S. District Court for the District of South Carolina.

Chantix/Champix
Beginning in December 2008, purported class actions were filed against us in the Ontario Superior Court of Justice (Toronto Region), the Superior Court of Quebec (District of Montreal), the Court of Queen’s Bench of Alberta, Judicial District of Calgary, and the Superior Court of British Columbia (Vancouver Registry) on behalf of all individuals and third-party payers in Canada who have purchased and ingested Champix or reimbursed patients for the purchase of Champix. Each of these actions asserts claims under Canadian product liability law, including with respect to the safety and efficacy of Champix, and, on behalf of the putative class, seeks monetary relief, including punitive damages. In June 2012, the Ontario Superior Court of Justice certified the Ontario proceeding as a class action, defining the class as consisting of the following: (i) all persons in Canada who ingested Champix during the period from April 2, 2007 to May 31, 2010 and who experienced at least one of a number of specified neuropsychiatric adverse events; (ii) all persons who are entitled to assert claims in respect of Champix pursuant to Canadian legislation as the result of their relationship with a class member; and (iii) all health insurers who are entitled to assert claims in respect of Champix pursuant to Canadian legislation. The Ontario Superior Court of Justice certified the class against Pfizer Canada Inc. only and ruled that the action against Pfizer Inc. should be stayed until after the trial of the issues that are common to the class members. The actions in Quebec, Alberta and British Columbia have been stayed in favor of the Ontario action, which is proceeding on a national basis.

Bapineuzumab
In June 2010, a purported class action was filed in the U.S. District Court for the District of New Jersey against Pfizer, as successor to Wyeth, and several former officers of Wyeth. The complaint alleges that Wyeth and the individual defendants violated federal securities laws by making or causing Wyeth to make false and misleading statements, and by failing to disclose or causing Wyeth to fail to disclose material information, concerning the results of a clinical trial involving bapineuzumab, a product in development for the treatment of Alzheimer’s disease. The plaintiff seeks to represent a class consisting of all persons who purchased Wyeth securities from May 21, 2007 through July 2008 and seeks damages in an unspecified amount on behalf of the putative class. In February 2012, the court granted the defendants’ motion to dismiss the complaint. In December 2012, the court granted the plaintiff's motion to file an amended complaint. In April 2013, the court granted the defendants' motion to dismiss the amended complaint. In May 2013, the plaintiff appealed the District Court's decision to the U.S. Court of Appeals for the Third Circuit.

Various Drugs: Co-Pay Programs
In July 2012, a purported class action was filed against Pfizer in the U.S. District Court for the Southern District of Illinois. In December 2013, the plaintiffs filed an amended complaint. The plaintiffs seek to represent a class consisting of all entities in the U.S. and its territories that have reimbursed patients for the purchase of certain Pfizer drugs for which co-pay programs exist or have existed. The plaintiffs allege that these programs violate the federal Racketeer Influenced and Corrupt Organization (RICO) Act by providing an incentive for patients to use certain Pfizer drugs rather than less-expensive competitor products, thereby increasing the payers’ reimbursement costs. The plaintiffs also allege that these programs constitute tortuous interference with contract. The plaintiffs seek treble damages on behalf of the putative class for their excess reimbursement costs allegedly attributable to the co-pay programs, as well as an injunction prohibiting us from offering such programs. Similar purported class actions have been filed against several other pharmaceutical companies.

A3. Legal Proceedings––Commercial and Other Matters

Average Wholesale Price Litigation
Pfizer, certain of its subsidiaries and other pharmaceutical manufacturers were sued in various state courts by a number of states alleging that the defendants provided average wholesale price (AWP) information for certain of their products that was higher than the actual average prices at which those products were sold. The AWP is used to determine reimbursement levels under Medicare Part B and Medicaid and in many private-sector insurance policies and medical plans. All but two of those actions have been resolved through settlement, dismissal or final judgment. The plaintiff states in the two remaining actions claim that the alleged spread between the AWPs at which purchasers were reimbursed and the actual sale prices was promoted by the defendants as an incentive to purchase certain of their products. In addition to suing on their own behalf, the two states seek to recover on behalf of individuals, private-sector insurance companies and medical plans in their states. These actions allege, among other things, fraud, unfair competition, unfair trade practices and the violation of consumer protection statutes, and seek monetary and other relief, including civil penalties and treble damages.

Monsanto-Related Matters
In 1997, Monsanto Company (Former Monsanto) contributed certain chemical manufacturing operations and facilities to a newly formed corporation, Solutia Inc. (Solutia), and spun off the shares of Solutia. In 2000, Former Monsanto merged with Pharmacia & Upjohn Company to form Pharmacia Corporation (Pharmacia). Pharmacia then transferred its agricultural operations to a newly created subsidiary, named Monsanto Company (New Monsanto), which it spun off in a two-stage process that was completed in 2002. Pharmacia was acquired by Pfizer in 2003 and is now a wholly owned subsidiary of Pfizer.

In connection with its spin-off that was completed in 2002, New Monsanto assumed, and agreed to indemnify Pharmacia for, any liabilities related to Pharmacia’s former agricultural business. New Monsanto is defending and indemnifying Pharmacia in connection with various claims and litigation arising out of, or related to, the agricultural business.

In connection with its spin-off in 1997, Solutia assumed, and agreed to indemnify Pharmacia for, liabilities related to Former Monsanto's chemical businesses. As the result of its reorganization under Chapter 11 of the U.S. Bankruptcy Code, Solutia’s indemnification obligations related to Former Monsanto’s chemical businesses are limited to sites that Solutia has owned or operated. In addition, in connection with its spinoff that was completed in 2002, New Monsanto assumed, and agreed to indemnify Pharmacia for, any liabilities primarily related to Former Monsanto's chemical businesses, including, but not limited to, any such liabilities that Solutia assumed. Solutia's and New Monsanto's assumption of and agreement to indemnify Pharmacia for these liabilities apply to pending actions and any future actions related to Former Monsanto's chemical businesses in which Pharmacia is named as a defendant, including, without limitation, actions asserting environmental claims, including alleged exposure to polychlorinated biphenyls. Solutia and New Monsanto are defending and indemnifying Pharmacia in connection with various claims and litigation arising out of, or related to, Former Monsanto’s chemical businesses.

Trade Secrets Action in California
In 2004, Ischemia Research and Education Foundation (IREF) and its chief executive officer brought an action in California Superior Court, Santa Clara County, against a former IREF employee and Pfizer. Plaintiffs allege that defendants conspired to misappropriate certain information from IREF’s allegedly proprietary database in order to assist Pfizer in designing and executing a clinical study of a Pfizer drug. In 2008, the jury returned a verdict for compensatory damages of approximately $38.7 million. In March 2009, the court awarded prejudgment interest, but declined to award punitive damages. In July 2009, the court granted our motion for a new trial and vacated the jury verdict. In February 2013, the trial court's decision was affirmed by the California Court of Appeal, Sixth Appellate District. In May 2013, the action was remanded for further proceedings to the California Superior Court, Santa Clara County.

Environmental Matters
In 2009, we submitted to the U.S. Environmental Protection Agency (EPA) a corrective measures study report with regard to Pharmacia Corporation's discontinued industrial chemical facility in North Haven, Connecticut and a revised site-wide feasibility study with regard to Wyeth Holdings Corporation's discontinued industrial chemical facility in Bound Brook, New Jersey. In September 2010, our corrective measures study report with regard to the North Haven facility was approved by the EPA, and we commenced construction of the site remedy in late 2011 under an Updated Administrative Order on Consent with the EPA. In July 2011, Wyeth Holdings Corporation finalized an Administrative Settlement Agreement and Order on Consent for Removal Action with the EPA with regard to the Bound Brook facility. In May 2012, we completed construction of an interim remedy to address the discharge of impacted groundwater from that facility to the Raritan River. In September 2012, the EPA issued a final remediation plan for the Bound Brook facility's main plant area, which is generally in accordance with one of the remedies evaluated in our revised site-wide feasibility study. In March 2013, Wyeth Holdings Corporation entered into an Administrative Settlement Agreement and Order on Consent with the EPA to allow us to undertake detailed engineering design of the remedy for the main plant area and to perform a focused feasibility study for two adjacent lagoons. The estimated costs of the site remedy for the North Haven facility and the site remediation for the Bound Brook facility are covered by accruals previously taken by us.

We are a party to a number of other proceedings brought under the Comprehensive Environmental Response, Compensation, and Liability Act of 1980, as amended (CERCLA or Superfund), and other state, local or foreign laws in which the primary relief sought is the cost of past and/or future remediation.

In October 2011, we voluntarily disclosed to the EPA potential non-compliance with certain provisions of the federal Clean Air Act at our Barceloneta, Puerto Rico manufacturing facility. We do not expect that any injunctive relief or penalties that may result from our voluntary disclosure will be material to Pfizer. Separately, in October 2012, the EPA issued an administrative complaint and penalty demand of $216,000 to resolve alleged non-compliance with similar provisions of the federal Clean Air Act that the EPA identified as part of its March 2010 inspection of the Barceloneta facility. We are in discussions with the EPA seeking to resolve these matters.

A4. Legal Proceedings––Government Investigations

Like other pharmaceutical companies, we are subject to extensive regulation by national, state and local government agencies in the U.S. and in the other countries in which we operate. As a result, we have interactions with government agencies on an ongoing basis. It is possible that criminal charges and substantial fines and/or civil penalties could result from government investigations. Among the investigations by government agencies is the matter discussed below.

In 2009, the U.S. Department of Justice (DOJ) filed a civil complaint in intervention in two qui tam actions that had been filed under seal in the U.S. District Court for the District of Massachusetts. The complaint alleges that Wyeth’s practices relating to the pricing for Protonix for Medicaid rebate purposes between 2001 and 2006, prior to Wyeth's acquisition by Pfizer, violated the Federal Civil False Claims Act and federal common law. The two qui tam actions have been unsealed and the complaints include substantially similar allegations. In addition, in 2009, several states and the District of Columbia filed a complaint under the same docket number asserting violations of various state laws based on allegations substantially similar to those set forth in the civil complaint filed by the DOJ. We are exploring with the DOJ various ways to resolve this matter.

A5. Legal Proceedings––Certain Matters Resolved During 2013

During 2013, certain matters, including those discussed below, were resolved or substantially resolved or were the subject of definitive settlement agreements or settlement agreements-in-principle.

Protonix (pantoprazole sodium)
Wyeth has a license to market Protonix in the U.S. from Nycomed GmbH (Nycomed), which owns the patents relating to Protonix. Nycomed was acquired by Takeda Pharmaceutical Company Limited (Takeda) in 2011. The basic patent (including the six-month pediatric exclusivity period) for Protonix expired in January 2011.

In June 2013, Pfizer announced a settlement of Pfizer’s and Takeda’s patent-infringement action against Teva Pharmaceutical Industries Ltd. (Teva Pharmaceutical Industries) and Sun Pharmaceutical Industries Ltd. (Sun) in the U.S. District Court for the District of New Jersey that provides for the payment of a total of $2.15 billion by the two generic companies. In that action, Pfizer and Takeda sought compensation for damages resulting from Teva Pharmaceutical Industries’ and Sun’s “at-risk” launches of Protonix in the U.S. prior to the expiration of the basic patent. Pursuant to the settlement agreement: (i) Teva Pharmaceutical Industries paid Pfizer and Takeda a total of $800 million in 2013 and agreed to pay Pfizer and Takeda an additional $800 million by October 2014, and (ii) Sun paid Pfizer and Takeda a total of $550 million in 2013. Pfizer is entitled to 64% and Takeda is entitled to 36% of the settlement proceeds.

Separately, Wyeth and Nycomed were defendants in purported class actions in the U.S. District Court for the District of New Jersey that alleged violation of antitrust laws in connection with the procurement and enforcement of the patents for Protonix. These actions had been stayed pending resolution of the underlying patent litigation discussed above. In July 2013, after the settlement and dismissal of the underlying patent litigation, these purported class actions were dismissed with the consent of the parties.

Asbestos––Quigley
Quigley Company, Inc. (Quigley or, subsequent to the effectiveness of the amended reorganization plan on November 4, 2013, Reorganized Quigley), a wholly owned subsidiary, was acquired by Pfizer in 1968 and sold products containing small amounts of asbestos until the early 1970s. In September 2004, Pfizer and Quigley took steps that were intended to resolve all pending and future claims against Pfizer and Quigley in which the claimants allege personal injury from exposure to Quigley products containing asbestos, silica or mixed dust. We recorded a charge of $369 million pre-tax ($229 million after-tax) in the third quarter of 2004 in connection with these matters.

In September 2004, Quigley filed a petition in the U.S. Bankruptcy Court for the Southern District of New York seeking reorganization under Chapter 11 of the U.S. Bankruptcy Code. In March 2005, Quigley filed a reorganization plan in the Bankruptcy Court. In connection with that filing, Pfizer entered into settlement agreements with lawyers representing more than 80% of the individuals with claims related to Quigley products against Quigley and Pfizer. The agreements provide for a total of $430 million in payments, of which $215 million became due in December 2005 and has been and is being paid to claimants upon receipt by Pfizer of certain required documentation from each of the claimants. The reorganization plan provided for the establishment of a trust (the Asbestos Personal Injury Trust) for the evaluation and, as appropriate, payment of all unsettled pending claims, as well as any future claims alleging injury from exposure to Quigley products.

In September 2010, the Bankruptcy Court declined to confirm the amended reorganization plan. As a result, Pfizer recorded additional charges for this matter of approximately $1.3 billion pre-tax (approximately $800 million after-tax) in 2010.

In March 2011, Pfizer entered into a settlement agreement with a committee (the Ad Hoc Committee) representing approximately 40,000 claimants in the Quigley bankruptcy proceeding (the Ad Hoc Committee claimants). Pursuant to the settlement agreement and consistent with the charges previously recorded with respect to Quigley, Pfizer, among other things, paid an aggregate of $800 million to the Ad Hoc Committee for the benefit of the Ad Hoc Committee claimants.

In July 2013, the Bankruptcy Court entered an order confirming the amended reorganization plan, and the District Court entered an order issuing an injunction directing pending and future claims alleging asbestos-related personal injury from exposure to Quigley products to the Asbestos Personal Injury Trust, with certain exceptions. The District Court’s judgment on its order became final and non-appealable on October 17, 2013. The amended reorganization plan became effective on November 4, 2013, at which time, consistent with the charges previously recorded with respect to Quigley, we contributed an additional amount of cash (approximately $277 million), a money market investment valued at approximately $447 million and non-cash items (including an insurance receivable, insurance policies valued at face value, a business operation and the value of certain debt forgiveness) to Reorganized Quigley and the Asbestos Personal Injury Trust with a total value of approximately $1.08 billion; the value of the non-cash items was finalized and approved by the Bankruptcy Court.
Hormone-Replacement Therapy
Pfizer and certain wholly owned subsidiaries and limited liability companies, including Wyeth and King, along with several other pharmaceutical manufacturers, were named as defendants in approximately 10,000 actions in various federal and state courts alleging personal injury or economic loss related to the use or purchase of certain estrogen and progestin medications prescribed for women to treat the symptoms of menopause. Although new actions are occasionally filed, the number of new actions was not significant in the fourth quarter of 2013, and we do not expect a substantial change in the rate of new actions being filed. Plaintiffs in these suits allege a variety of personal injuries, including breast cancer, ovarian cancer, stroke and heart disease.

Most of the unresolved actions against Pfizer and/or its affiliated companies have been outstanding for more than five years and could take many more years to resolve. However, opportunistic settlements could occur at any time. The litigation process is time-consuming, as every hormone-replacement action being litigated involves contested issues of medical causation and knowledge of risk. Even though the vast majority of hormone-replacement therapy actions concern breast cancer, the underlying facts (e.g., medical causation, family history, reliance on warnings, physician/patient interaction, analysis of labels, actual, provable injury and other critical factors) can differ significantly from action to action, and the process of discovery has not yet begun for a majority of the unresolved actions. In addition, the hormone-replacement therapy litigation involves fundamental issues of science and medicine that often are uncertain and continue to evolve.

As of December 31, 2013, Pfizer and its affiliated companies had settled, or entered into definitive agreements or agreements-in-principle to settle, more than 99% of the hormone-replacement therapy actions pending against us and our affiliated companies. Since the inception of this litigation, we recorded aggregate charges in previous years with respect to those actions, as well as with respect to the actions that have resulted in verdicts against us or our affiliated companies, of approximately $1.7 billion. These charges also include approximately $25 million for the expected costs to resolve all remaining hormone-replacement therapy actions against Pfizer and its affiliated companies, excluding a few pending class actions and purported class actions. The approximately $25 million charges are an estimate and, while we cannot reasonably estimate the range of reasonably possible loss in excess of the amounts accrued for these contingencies given the uncertainties inherent in this product liability litigation, as described above, additional charges may be required in the future.

Rebif
We have an exclusive collaboration agreement with EMD Serono, Inc. (Serono) to co-promote Rebif, a treatment for multiple sclerosis, in the U.S. In August 2011, Serono filed a complaint in the Philadelphia Court of Common Pleas seeking a declaratory judgment that we are not entitled to a 24-month extension of the Rebif co-promotion agreement, which otherwise would have terminated at the end of 2013. We disagreed with Serono's interpretation of the agreement and believed that we have the right to extend the agreement to the end of 2015. In October 2011, the court sustained our preliminary objections and dismissed Serono’s complaint. In March 2013, the Superior Court of Pennsylvania affirmed the decision of the Philadelphia Court of Common Pleas dismissing Serono’s complaint, thereby upholding our right to extend the Rebif co-promotion agreement to the end of 2015. In May 2013, the Superior Court of Pennsylvania denied Serono’s petition seeking reconsideration of the decision.

B. Guarantees and Indemnifications

In the ordinary course of business and in connection with the sale of assets and businesses, we often indemnify our counterparties against certain liabilities that may arise in connection with the transaction or related to activities prior to the transaction. These indemnifications typically pertain to environmental, tax, employee and/or product-related matters and patent-infringement claims. If the indemnified party were to make a successful claim pursuant to the terms of the indemnification, we would be required to reimburse the loss. These indemnifications are generally subject to threshold amounts, specified claim periods and other restrictions and limitations. Historically, we have not paid significant amounts under these provisions and, as of December 31, 2013, recorded amounts for the estimated fair value of these indemnifications are not significant.

Pfizer Inc. has also guaranteed the long-term debt of certain companies that it acquired and that now are subsidiaries of Pfizer.

C. Purchase Commitments

As of December 31, 2013, we have agreements totaling $3.4 billion to purchase goods and services that are enforceable and legally binding and include amounts relating to advertising, information technology services, employee benefit administration services, and potential milestone payments deemed reasonably likely to occur.